COMMITMENTS AND CONTINGENCIES (Details Narrative)	Jul. 26, 2021 USD ($) ft²	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Area of lease | ft²	40,000
Accumulated amortization	$ 4,980,104	$ 4,373,155	$ 4,689,931
Rentable space | ft²	30,000
Security deposit payment	$ 600,000
Security deposit value	$ 50,000	$ 550,000	$ 600,000